EATON VANCE MUTUAL FUNDS TRUST The Eaton Vance Building 255 State Street Boston, MA 02109

CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the “Registrant”) (1933 Act File No. 2-90946) certifies (a) that the form of prospectus and statement of additional information of Eaton Vance Tax-Managed Dividend Income Fund, a series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 109 (“Amendment No. 109”) to the Registrant”s Registration Statement on Form N-1A, and (b) that Amendment No. 109 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-05-000983) on August 25, 2005.

EATON VANCE MUTUAL FUNDS TRUST

By: /s/ Alan R. Dynner Alan R. Dynner, Secretary

Date: September 1, 2005